Document and Entity Information	May 19, 2026
Cover [Abstract]
Entity Registrant Name	SCYNEXIS, Inc.
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001178253
Document Type	8-K
Document Period End Date	May 19, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36365
Entity Tax Identification Number	56-2181648
Entity Address, Address Line One	1 Evertrust Plaza
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302-6548
City Area Code	201
Local Phone Number	884-5485
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SCYX
Entity Emerging Growth Company	false